Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,229,000
Previously Paid Amount	0.00
Total Fee Amount	1,274.52
Total Offset Amount	0.00
Net Fee	1,274.52
Narrative - Max Aggregate Offering Price	$ 9,229,000
Final Prospectus	true